Note Payable (Details)	9 Months Ended
Sep. 30, 2022 USD ($)
Note Payable (Details) [Line Items]
Prepaid expenses	$ 140,000
June 2023 [Member]
Note Payable (Details) [Line Items]
Interest amount	$ 15,848